Temporary Equity and Stockholders' Deficiency - Schedule of Stock Option Outstanding and Exercisable (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	9,209,586	9,550,640
Options Exercisable, Weighted Exercise Average Remaining Life In Years	2 years 6 months	2 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	3,839,088	2,827,029
Exercise Price Range 0.39 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 0.39
Options Outstanding, Outstanding Number of Options		4,439,890
Options Exercisable, Weighted Exercise Average Remaining Life In Years		0 years
Options Exercisable, Exercisable Number of Options
Exercise Price Range 0.54 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 0.54
Options Outstanding, Outstanding Number of Options		1,500,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years		3 years 8 months 12 days
Options Exercisable, Exercisable Number of Options		468,753
Exercise Price Range 0.77 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 0.77
Options Outstanding, Outstanding Number of Options		1,320,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years		3 years 1 month 6 days
Options Exercisable, Exercisable Number of Options		577,506
Exercise Price Range 1.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 1.10
Options Outstanding, Outstanding Number of Options		1,038,750
Options Exercisable, Weighted Exercise Average Remaining Life In Years		2 years 10 months 25 days
Options Exercisable, Exercisable Number of Options		528,770
Exercise Price Range 2.20 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 2.20
Options Outstanding, Outstanding Number of Options		1,242,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years		1 year 4 months 24 days
Options Exercisable, Exercisable Number of Options		1,242,000
Exercise Price Range 3.30 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price		$ 3.30
Options Outstanding, Outstanding Number of Options		10,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years		4 months 24 days
Options Exercisable, Exercisable Number of Options		10,000